Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 130,273	$ 65,939
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 10)	(21,426)	15,647
Depreciation and amortization	49,299	49,553
Unrealized foreign currency exchange gain (notes 7 and 10)	(5,993)	(4,670)
Equity income	(65,849)	(28,134)
Amortization of deferred debt issuance costs and other	1,494	18
Change in operating assets and liabilities	5,748	(6,609)
Expenditures for dry docking	(17,796)	(2,972)
Net operating cash flow	75,750	88,772
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	219,748	395,352
Scheduled repayments of long-term debt	(42,999)	(42,200)
Prepayments of long-term debt	(10,000)	(119,274)
Debt issuance costs		(1,808)
Scheduled repayments of capital lease obligations	(5,205)	(5,040)
Proceeds from units issued out of continuous offering program, net of offering costs (note 12)	4,924
Advances to joint venture partners and equity accounted joint ventures (note 6)	(16,785)	(3,600)
Increase in restricted cash	(952)	(30,511)
Cash distributions paid	(105,943)	(93,636)
Other	(144)	(50)
Net financing cash flow	42,644	99,233
INVESTING ACTIVITIES
Purchase of equity accounted investments (notes 5, 9d, 9e and 9f)	(135,790)	(170,067)
Receipts from direct financing leases	3,233	2,992
Expenditures for vessels and equipment	(1,793)	(1,010)
Other		1,369
Net investing cash flow	(134,350)	(166,716)
(Decrease) increase in cash and cash equivalents	(15,956)	21,289
Cash and cash equivalents, beginning of the period	113,577	93,627
Cash and cash equivalents, end of the period	$ 97,621	$ 114,916